OTHER OPERATING (LOSSES) GAINS (Tables)	12 Months Ended
Dec. 31, 2018
GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS [Abstract]
GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS

(in thousands of $)	2018	2017	2016
Gain (loss) on cancellation of newbuilding contracts	—	—	(2,772)
Gain (loss) on lease termination	10,324	2,379	89
Gain (loss) on pool arrangements	(118)	2	—
	10,206	2,381	(2,683)